Other Assets, Net (Narrative) (Details) (USD $)	1 Months Ended
	Feb. 28, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2010 squaremeters
OTHER ASSETS, NET: [Abstract]
Price of purchasing of office building				$ 158,500,000
Area of office building				56,549
Prepayment for an office building		126,004,000	125,696,000
Payment for office building	$ 15,800,000